OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

January 10, 2013

VIA EDGAR

Securities and Exchange Commission

Mail Stop 0-7, Filer Support

6432 General Green Way

Alexandria, VA 22312

Re:    Oppenheimer Limited-Term Government Fund

(33-02769; 811-4563) Amendment to File XBRL Data

To the Securities and Exchange Commission:

An electronic ("EDGAR") filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended (the "Investment Company Act"), on behalf of Oppenheimer Limited-Term Government Fund (the "Registrant"). This filing includes Post-Effective Amendment No. 50 under the Securities Act and Amendment No. 49 under the Investment Company Act to the Registrant’s Registration Statement on Form N-1A.

This Post-Effective Amendment is filed for the sole purpose of submitting XBRL data related to the risk/return information provided in Post-Effective Amendment No. 49.  The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Edward Gizzi
Vice President & Assistant Counsel
OFI Global Asset Management, Inc.
Two World Financial Center
225 Liberty Street, 11h Floor
New York, New York 10281-1008
212-323-4091
egizzi@oppenheimerfunds.com

Very truly yours,
/s/ Edward Gizzi
Edward Gizzi Vice President & Assistant Counsel